Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2016
Cost of Revenues [Abstract]
Cost of Revenues
	For the Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Revenue sharing fees	192,076	216,972	72,027	10,374
Content and operational costs	376,555	406,741	470,813	67,811
Bandwidth costs	83,233	83,171	64,200	9,247
Sales taxes and surcharges	129,768	122,502	119,767	17,250
Total	781,632	829,386	726,807	104,682